Alger AI Enablers & Adopters ETF Average Annual Total Returns		12 Months Ended	21 Months Ended	56 Months Ended	58 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	19.32%	12.74%	14.52%
Alger AI Enablers & Adopters ETF
Prospectus [Line Items]
Average Annual Return, Percent		40.26%	43.44%
Performance Inception Date	Apr. 04, 2024
Alger AI Enablers & Adopters ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		39.44%	42.75%
Alger AI Enablers & Adopters ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		23.86%	33.76%